LORD ABBETT                     [LOGO]

Lord Abbett
Core Fixed Income Fund
Total Return Fund

2001
SEMIANNUAL
REPORT

For the Six-Month Period
Ended May 31, 2001

[LOGO]

                               SCHEDULE OF INVESTMENTS (UNAUDITED)
                               CORE FIXED INCOME FUND MAY 31, 2001

                                                                                                             Principal
                                                                                  Coupon        Maturity        Amount
                               Investments                                          Rate            Date         (000)        Value
====================================================================================================================================
Long-Term Investments 119.96%
====================================================================================================================================
Agency Collateralized          Federal Home Loan Mortgage Corp. 1356 M             5.50%       6/15/2003         $ 37    $   36,953
Mortgage Obligations 7.12%     Federal Home Loan Mortgage Corp. 1628 G             5.85%       8/15/2019           33        33,500
                               Federal Home Loan Mortgage Corp. 1598 G             6.00%       2/15/2007           69        69,484
                               Federal Home Loan Mortgage Corp. 1625 K             6.00%       4/15/2008           18        17,864
                               Federal Home Loan Mortgage Corp. 1993-202 G         6.00%       6/25/2019          177       178,916
                               Federal Home Loan Mortgage Corp. 1592 G             6.00%       7/15/2019           32        32,639
                               Federal Home Loan Mortgage Corp. G93-32 PG          6.25%      11/25/2019           30        30,331
                               Federal Home Loan Mortgage Corp. 189345             6.75%        7/1/2004            7         6,773
                               Federal Home Loan Mortgage Corp. 1730 G             7.00%       8/15/2001            8         7,677
                               Federal National Mortgage Assoc. G94-1 F           4.544%       1/25/2024           27        27,363
                               Federal National Mortgage Assoc. 1993-55 G          5.00%       9/25/2006           36        36,292
                               Federal National Mortgage Assoc. 1993-211 PG        6.00%       3/25/2007           36        36,433
                               Federal National Mortgage Assoc. 1993-191 B         6.00%       8/25/2008           25        25,364
                               Federal National Mortgage Assoc. 1993-167 G         6.00%       8/25/2019           13        12,669
                               Federal National Mortgage Assoc. 1993-129 E         6.25%       2/25/2007           77        77,315
                               Federal National Mortgage Assoc. 1993-18 PH         6.50%       4/25/2006            6         6,388
                               Federal National Mortgage Assoc. 1993-135 PE        6.50%       2/25/2007           26        26,293
                                                                                                                         ===========
                               Total                                                                                        662,254
------------------------------------------------------------------------------------------------------------------------------------
Agency Commercial              Federal National Mortgage Assoc.                    6.09%       12/1/2008           292      291,087
Mortgage-Backed                Federal National Mortgage Assoc.                    6.25%       12/1/2003            20       20,582
Securities 8.55%               Federal National Mortgage Assoc.                    6.75%       10/1/2003            17       16,739
                               FederalNational Mortgage Assoc.                     6.76%        9/1/2007            87       89,598
                               FederalNational Mortgage Assoc.                    6.812%       10/1/2007           225      233,253
                               FederalNational Mortgage Assoc.                     6.87%        4/1/2006            95       98,557
                               FederalNational Mortgage Assoc.                    7.235%       10/1/2003            43       44,598
                                                                                                                         ===========
                               Total                                                                                        794,414
------------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities 24.12% AFG Receivables Trust 1997-B A                      6.20%       2/15/2003           73        73,619
                               AFG Receivables Trust                               6.35%      10/15/2002           27        26,737
                               ANRC Auto Owner Trust 1999-A A2                     6.54%      11/15/2002           19        18,590
                               Americredit Auto Receivables Trust 1999-B A3        5.78%       5/12/2003          115       115,512
                               Arcadia Auto Receivables Trust 1997-D A3            6.20%       5/15/2003          127       127,911
                               Capital Auto Receivables Asset Trust 1999-1 A2      5.58%       6/15/2002          206       206,850
                               Chevy Chase Auto Receivables Trust 1997-3 A         6.20%       3/20/2004           60        60,520
                               Chevy Chase Auto Receivables Trust 1997-4 A         6.25%       6/15/2004           42        42,317
                               Chevy Chase Auto Receivables Trust 1997-1 A         6.50%      10/15/2003           17        17,498
                               Comed Transitional Funding 1998-1 A2                5.29%       6/25/2003           14        14,404
                               CPS Auto Trust 1998-1 A                             6.00%       8/15/2003           50        50,359
                               EQCC Home Equity Loan Trust 1996-4 A6               6.88%       7/15/2014           18        18,217
                               Fingerhut Master Trust 1998-1 A                     6.07%       2/15/2005           24        24,135
                               First Chicago Master Trust II 1995-0 A             4.353%       2/15/2004           90        90,232
                               First Chicago Master Trust II 1995-M A             4.363%      12/15/2003           50        50,116
                               First Plus Home Loan Trust 1997-1 A6                6.95%      12/10/2015           22        22,425
                               Ford Credit Auto Owner Trust 1999-B A4              5.80%       6/15/2002          123       123,627
                               Green Tree Financial 1998-C A3                      6.18%       7/15/2029           31        30,636
                               Green Tree Financial 1996-9 A4                      6.76%       1/15/2028           21        21,352
                               Green Tree Financial 1996-2 A3                      6.90%       4/15/2027          128       129,726
                               Harley-Davidson Eaglemark Motorcycle
                                         Trust 1998-1 A2                           5.94%       2/15/2004          136       137,437
                               Hyundai Auto Receivables Trust 1998-A A2            6.05%       7/15/2004           61        60,658
                               IMC Home Equity Loan Trust 1997-5 A6                6.83%       4/20/2015           60        59,915
                               Newcourt Equipment Trust 1998-1 A3                  5.24%      12/20/2002           54        54,074
                               Oakwood Mortgage Investors, Inc. 1995-B A2          6.45%       1/15/2021           17        16,752



                 See Notes to Financial Statements                                                                            1



                               SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               CORE FIXED INCOME FUND May 31, 2001



                                                                                                             Principal
                                                                                  Coupon        Maturity        Amount
                               Investments                                          Rate            Date         (000)        Value
====================================================================================================================================
                               Onyx Acceptance Auto Trust 1997-3 A                 6.35%       1/15/2004         $ 85    $   85,257
                               Premier Auto Trust 1999-2 A3                        5.49%       2/10/2003           48        48,317
                               Premier Auto Trust 1999-1 A3                        5.69%       11/8/2002           29        28,846
                               Premier Auto Trust 1998-2 A4                        5.82%       12/6/2002          119       119,512
                               The Money Store Home Equity Trust 1994-C A4         7.80%      10/15/2021            3         2,790
                               UCFC Home Equity Loan 1998-A A3                    6.255%       1/15/2018           22        21,697
                               UCFC Home Equity Loan 1997-C A5                     6.88%       9/15/2022           45        45,955
                               Union Acceptance Corp. 1999-A A3                    5.57%        9/8/2003           69        69,845
                               Union Acceptance Corp. 1996-D A3                    6.30%        1/8/2004          150       149,946
                               Western Financial Owner Trust 1999-A A3             5.55%       2/20/2003           76        76,041
                                                                                                                         ===========
                               Total                                                                                      2,241,825
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage     Federal Home Loan Mortgage Corp.                    6.00%       12/1/2001           61        60,969
Corporation Pass-Through       Federal Home Loan Mortgage Corp.                    6.50%        4/1/2003           24        23,716
Securities 19.05%              Federal Home Loan Mortgage Corp.                    6.50%      due on an           832       822,898
                                                                                         announced basis
                               Federal Home Loan Mortgage Corp.                    7.00%      due on an           490       494,439
                                                                                         announced basis
                               Federal Home Loan Mortgage Corp.                    7.50%            2030          360       368,239
                                                                                                                         ===========
                               Total                                                                                      1,770,261
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage      Federal National Mortgage Assoc.                    6.00%    2001 to 2029          134       129,704
Association Pass-Through       Federal National Mortgage Assoc.                    7.00%    2004 to 2030          312       317,101
Securities 14.75%              Federal National Mortgage Assoc.                    7.00%      due on an           813       826,839
                                                                                         announced basis
                               Federal National Mortgage Assoc.                    7.50%        3/1/2016           94        97,003
                                                                                                                         ===========
                               Total                                                                                      1,370,647
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage
Association Pass-Through
Securities 1.84%               Government National Mortgage Assoc.                 7.00%      11/15/2030          169       171,192
------------------------------------------------------------------------------------------------------------------------------------
Non-Agency Collateralized      GE Capital Mortgage Services, Inc. 1993-17 A6       6.50%      12/25/2023           14        14,079
Mortgage Obligations 2.62%     GE Capital Mortgage Services, Inc. 1994-7 A10       6.00%       2/25/2009           10        10,505
                               GECapital Mortgage Services,Inc. 1995-10B1          7.00%      10/25/2010           65        65,416
                               GECapital Mortgage Services,Inc. 1998-13 A6         6.25%       8/25/2028            5         4,868
                               GMAC Commercial Mortgage Securities, Inc.
                                        1998-C2 A2                                 6.42%       8/15/2008           90        90,255
                               Residential Funding Mortgage Securities I
                                        1993-S47 A8                                5.65%     12/25/2023           18        18,123
                               Residential Funding Mortgage Securities I
                                        1994-S8 A2                                 6.00%       3/25/2009           28        28,276
                               Securitized Asset Sales, Inc. 1994-5 A2             7.00%       7/25/2024           12        12,018
                                                                                                                         ===========
                               Total                                                                                        243,540
------------------------------------------------------------------------------------------------------------------------------------
Non-Agency Commercial          Commercial Mortgage Asset Trust 1999-C2 A2          7.546%      1/17/2010          130       138,129
Mortgage-Backed                Credit Suisse First Boston 1998-C2 A2               6.30%      11/15/2008          190       189,459
Securities 7.78%               Credit Suisse First Boston 1997-C2 A2               6.52%       7/17/2007          195       199,317
                               DLJCommercial Mortgage Corp. 1998-CF1 A1B           6.41%       2/15/2008          115       115,741
                               Prudential Securities 1998 C1 A1B                   6.506%      7/15/2008           80        80,588
                                                                                                                         ===========
                               Total                                                                                        723,234
------------------------------------------------------------------------------------------------------------------------------------
Non-Convertible Bonds 16.86%   Burlington Northern Santa Fe Corp.                 7.125%      12/15/2010           70        71,179
                               Calpine Corp.                                      7.875%        4/1/2008           50        48,937
                               Caterpillar, Inc.                                   6.55%        5/1/2011           30        29,987
                               Citigroup, Inc.                                     7.25%       10/1/2010          132       137,373
                               Clear Channel Communications, Inc.                  7.65%       9/15/2010           50        51,671
                               Cox Communications, Inc.                            7.75%       11/1/2010           83        87,245
                               CSC Holdings, Inc.                                 8.125%       8/15/2009           87        87,805
                               DTE Energy Co.                                      7.05%        6/1/2011           55        55,020
                               Dun & Bradstreet Corp.*                            6.625%       3/15/2006           69        68,055
                               Enterprise Products Operation                       7.50%        2/1/2011           45        45,026



2               See Notes to Financial Statements



                               SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               CORE FIXED INCOME FUND May 31, 2001



                                                                                                             Principal
                                                                                  Coupon        Maturity        Amount
                               Investments                                          Rate            Date         (000)        Value
====================================================================================================================================
                               Exelon Corp.                                        6.75%        5/1/2011         $ 40    $   39,351
                               Ford Motor Credit Co.                              7.875%       6/15/2010           43        45,212
                               Fox/Liberty Networks LLC +                    0.00%/9.75% 8/15/2002 & 2007          40        38,200
                               Healthsouth Corp.*                                  8.50%        2/1/2008           50        50,458
                               Hilton Hotel Corp.                                  8.25%       2/15/2011           50        49,556
                               Household Finance Corp.                             8.00%       7/15/2010           42        45,032
                               International Flavors & Fragrances, Inc.*           6.45%       5/15/2006           39        38,825
                               Kansas City Power & Light Co.                      7.125%      12/15/2005           69        70,592
                               Lehman Brothers Holdings, Inc.                     7.875%       8/15/2010           43        45,292
                               Lenfest Communications, Inc.                        8.25%       2/15/2008           65        66,851
                               PSEG Energy Holdings, Inc.*                        8.625%       2/15/2008           51        50,261
                               Shaw Communications, Inc.                           7.25%        4/6/2011           47        46,433
                               Telus Corp.                                         8.00%        6/1/2011           45        45,891
                               Viacom, Inc.*                                      6.625%       5/15/2011           45        44,287
                               WPD Holdings UK                                     6.50%      12/15/2008           96        88,107
                               Waste Management, Inc.                              7.10%        8/1/2026           71        72,228
                               WorldCom, Inc.                                      8.25%       5/15/2010           46        47,835
                                                                                                                         ===========
                               Total                                                                                      1,566,709
------------------------------------------------------------------------------------------------------------------------------------
Non-Convertible                State of Qatar*                                     9.75%       6/15/2030           43        47,515
ForeignBonds 0.77%             United Mexican States                              9.875%        2/1/2010           22        23,980
                                                                                                                         ===========
                               Total                                                                                         71,495
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency         Federal National Mortgage Assoc.                   6.625%       9/15/2009          361       375,664
Debentures 7.81%               Federal National Mortgage Assoc.                   6.625%      11/15/2030          209       211,449
                               Federal National Mortgage Assoc.                    7.00%       7/15/2005          131       138,860
                                                                                                                         ===========
                               Total                                                                                        725,973
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations 8.69%                                       U.S. Treasury Bond     Zero Coupon     8/15/2020          726
224,312
                               U.S. Treasury Bond(a)                               5.25%       2/15/2029          241       219,537
                               U.S. Treasury Note                                 3.875%       1/15/2009          203       227,848
                               U.S. Treasury Note                                 5.625%       5/15/2008          133       135,742
                                                                                                                         ===========
                               Total                                                                                        807,439
------------------------------------------------------------------------------------------------------------------------------------
                               Total Long-Term Investments (Cost $11,044,852)                                            11,148,983
====================================================================================================================================
Short-Term Investments 3.75%
====================================================================================================================================
Commercial Paper 2.80%         Citicorp, Inc. 4.18% due 6/1/2001                                               260,000      260,000
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement 0.95%     Morgan Stanley Dean Witter &Co. 4.15% due 6/1/2001                               88,000       88,000
------------------------------------------------------------------------------------------------------------------------------------
                               Total Short-Term Investments (Cost $348,000)                                                 348,000
                               Total Investments 123.71% (Cost $11,392,852)                                             $11,496,983
====================================================================================================================================




See Notes to Financial Statements                                                                                       3



                               SCHEDULE OF INVESTMENTS (UNAUDITED)
                               TOTAL RETURN FUND May 31, 2001



                                                                                                             Principal
                                                                                  Coupon        Maturity        Amount
                               Investments                                          Rate            Date         (000)        Value
====================================================================================================================================
Long-Term Investments 101.47%
====================================================================================================================================
Agency Collateralized          Federal Home Loan Mortgage Corp. 1718 F            4.625%       2/15/2021         $131    $  131,643
Mortgage Obligations 6.09%     Federal Home Loan Mortgage Corp. 1559 VP            5.50%       2/15/2020          145       146,044
                               Federal Home Loan Mortgage Corp. 1353 B             5.50%       6/15/2006            2         1,666
                               Federal Home Loan Mortgage Corp. 1587 GA            5.60%       1/15/2008           19        18,895
                               Federal Home Loan Mortgage Corp. 1606 G             5.75%       1/15/2008            4         4,156
                               Federal Home Loan Mortgage Corp. 1611 F             5.75%       5/15/2021           82        82,440
                               Federal Home Loan Mortgage Corp. 1693 L             6.00%       2/15/2008            4         4,187
                               Federal Home Loan Mortgage Corp. 1614 H             6.00%       6/15/2020            5         5,046
                               Federal Home Loan Mortgage Corp. 1662 H             6.25%       1/15/2009            1           626
                               Federal Home Loan Mortgage Corp. 1385 HB            6.50%      11/15/2001            9         8,684
                               Federal Home Loan Mortgage Corp. 1452 PH            6.50%       6/15/2006            9         8,713
                               Federal Home Loan Mortgage Corp. 1474 GC            7.00%       4/15/2002           11        10,619
                               Federal Home Loan Mortgage Corp. 1150 H             7.00%       9/15/2006            4         3,857
                               Federal Home Loan Mortgage Corp. 1905 B             7.00%      12/15/2022            _(b)        427
                               Federal Home Loan Mortgage Corp. 1289 PL            7.50%       2/15/2021            1           676
                               Federal Home Loan Mortgage Corp. 1336 H             7.75%       1/15/2021            1           879
                               Federal National Mortgage Assoc. 1993-209 F        4.494%       8/25/2008          217       217,302
                               Federal National Mortgage Assoc. 1993-225 FF       4.744%       9/25/2022          326       325,922
                               Federal National Mortgage Assoc. 1993-197 G         5.65%      10/25/2008           27        27,086
                               Federal National Mortgage Assoc. 1993-56 BA         5.75%       9/25/2002           12        11,822
                               Federal National Mortgage Assoc. 1993-69 K          6.00%       3/25/2002            3         2,735
                               Federal National Mortgage Assoc. 1993-50 C          6.00%       6/25/2002           17        17,269
                               Federal National Mortgage Assoc. 1994-85 E          6.00%      11/25/2006           20        20,263
                               Federal National Mortgage Assoc. 1993-175 PT        6.00%      11/25/2007           25        25,292
                               Federal National Mortgage Assoc. 1993-59            6.25%       4/25/2007           16        15,723
                               Federal National Mortgage Assoc. 1993-138 G         6.25%       5/25/2019           14        14,378
                               Federal National Mortgage Assoc. 1993-155 G         6.25%       8/25/2019           25        25,172
                               Federal National Mortgage Assoc. 1993-78 E          6.40%       7/25/2006            8         8,437
                               Federal National Mortgage Assoc. 1993-56 PE         6.40%       7/25/2018            9         8,857
                               Federal National Mortgage Assoc. 1993-18 PH         6.50%       4/25/2006            6         6,388
                               Federal National Mortgage Assoc. 1993-135 PE        6.50%       2/25/2007            7         6,836
                               Federal National Mortgage Assoc. 1993-60 B          6.50%       7/25/2020            3         3,290
                               Federal National Mortgage Assoc. 1993-30 PG         6.65%       9/25/2017            1           619
                               Federal National Mortgage Assoc. 1993-139 KC        7.00%       5/25/2002           16        16,137
                               Federal National Mortgage Assoc. 1992-153 L         7.00%      11/25/2005            1         1,103
                               Federal National Mortgage Assoc. 1993-39 C          7.00%       1/25/2020            _(b)         46
                               Federal National Mortgage Assoc. 1991-176 PJ        7.00%      10/25/2020            1           585
                               Federal National Mortgage Assoc. 1991-173 PK        7.00%       1/25/2021            3         2,769
                               Federal National Mortgage Assoc. 1992-89 L          7.00%       8/25/2021            3         2,704
                               Federal National Mortgage Assoc. 1992-131 H         7.50%       6/25/2021            1           879
                               Federal National Mortgage Assoc. 1992-122 PL        8.00%       3/25/2021            3         3,005
                               Government National Mortgage Assoc. 1995-6 C        7.35%       7/20/2021            _(b)         28
                                                                                                                         ===========
                               Total                                                                                      1,193,205
------------------------------------------------------------------------------------------------------------------------------------
Agency Commercial              Federal National Mortgage Assoc.                   6.045%        4/1/2009            21       20,441
Mortgage-Backed                Federal National Mortgage Assoc.                    6.09%       12/1/2008            88       87,326
Securities 4.97%               Federal National Mortgage Assoc.                    6.20%        9/1/2008            15       14,601
                               Federal National Mortgage Assoc.                    6.31%        6/1/2008            30       30,337
                               Federal National Mortgage Assoc.                    6.50%        8/1/2003             8        8,472
                               Federal National Mortgage Assoc.                   6.812%       10/1/2007            38       39,703
                               Federal National Mortgage Assoc.                    6.87%        4/1/2006            47       49,279
                               Federal National Mortgage Assoc.                   6.981%        6/1/2007           392      408,466
                               Federal National Mortgage Assoc.                    7.04%        3/1/2007            24       25,116
                               Federal National Mortgage Assoc.                   7.043%        7/1/2006            14       14,738



4                               See Notes to Financial Statements.




                               SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               TOTAL RETURN FUND May 31, 2001



                                                                                                             Principal
                                                                                  Coupon        Maturity        Amount
                               Investments                                          Rate            Date         (000)        Value
====================================================================================================================================
                               Federal National Mortgage Assoc.                    7.06%       11/1/2003          $129   $  133,374
                               Federal National Mortgage Assoc.                   7.235%       10/1/2003           110      113,972
                               Federal National Mortgage Assoc.                   7.245%        9/1/2003            28       28,668
                                                                                                                         ===========
                               Total                                                                                        974,493
------------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities 8.87%  Aames Mortgage Trust 1998-B A3F                    6.335%       8/15/2024            8         7,670
                               Arcadia Auto Receivables Trust 1997-D A3            6.20%       5/15/2003          196       196,786
                               Capital Auto Receivables Asset Trust 1999-1 A2      5.58%       6/15/2002          413       413,700
                               Chase Manhattan Garantor Trust 1996-B A             6.61%       9/15/2002           78        78,466
                               Chevy Chase Auto Receivables Trust 1997-4 A         6.25%       6/15/2004           18        18,136
                               Chevy Chase Auto Receivables Trust 1997-1 A         6.50%      10/15/2003            4         4,375
                               CIT Receivables Trust 1996-A                        5.40%      12/15/2011           16        15,949
                               Comed Transitional Funding 1998-1 A3                5.34%       3/25/2004           60        60,479
                               Copelco Capital Funding Corp. 1999-B A3             6.61%      12/18/2002           82        82,362
                               EQCC Home Equity Loan Trust 1992-2 A2F             6.223%       6/25/2011           15        15,120
                               Fingerhut Master Trust 1998-1 A                     6.07%       2/15/2005          160       160,899
                               First Bank Corporate Card Master Trust 1997-1 A     6.40%       2/15/2003           20        20,327
                               Ford Credit Auto Owner Trust 1999-B A4              5.80%       6/15/2002           83        83,532
                               Ford Credit Auto Owner Trust 1999-D A5              6.52%       9/15/2003           20        20,459
                               Green Tree Financial 1996-9 A4                      6.76%       1/15/2028            6         6,101
                               Harley-Davidson Eaglemark Motorcycle Trust
                                        1998-1 A2                                  5.94%       2/15/2004           21        21,327
                               Honda Auto Lease Trust 1999-A A4                    6.45%       9/16/2002          299       300,802
                               IMC Home Equity Loan Trust 1997-5 A6                6.83%       4/20/2015           15        14,979
                               Newcourt Equipment Trust 1998-1 A3                  5.24%      12/20/2002           15        14,974
                               Oakwood Mortgage Investors, Inc. 1995-B A2          6.45%       1/15/2021            3         3,117
                               Southern Pacific Secured Asset 1998-1 A2            6.27%       2/25/2018            9         8,906
                               The Money Store Home Equity Trust 1995-B A5        7.225%      12/15/2020            3         3,209
                               The Money Store Home Equity Trust 1996-B A7         7.55%       2/15/2020            4         4,452
                               UCFC Home Equity Loan 1998-A A3                    6.255%       1/15/2018           11        10,849
                               Union Acceptance Corp. 1996-D A3                    6.30%        1/8/2004          150       149,946
                               Western Financial Owner Trust                       5.70%      11/20/2003           20        20,290
                                                                                                                         ===========
                               Total                                                                                      1,737,212
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage     Federal Home Loan Mortgage Corp.                    4.75%        9/1/2002            5         5,514
Corporation Pass-Through       Federal Home Loan Mortgage Corp.                    6.00%       10/1/2001            7         7,218
Securities 21.20%              Federal Home Loan Mortgage Corp.                    6.00%      due on an           535       516,275
                                                                                         announced basis
                               Federal Home Loan Mortgage Corp.                    6.50%      due on an         1,779     1,759,538
                                                                                         announced basis
                               Federal Home Loan Mortgage Corp.                    7.00%      due on an         1,060     1,069,605
                                                                                         announced basis
                               Federal Home Loan Mortgage Corp.                    7.50%            2030          274       280,256
                               Federal Home Loan Mortgage Corp.                    7.50%      due on an           500       511,250
                                                                                         announced basis
                               Federal Home Loan Mortgage Corp.                    8.00%       12/1/2001            3         3,104
                                                                                                                         ===========
                               Total                                                                                      4,152,760
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage      Federal National Mortgage Assoc.                    6.00%    2002 to 2029           77        76,028
Association Pass-Through       Federal National Mortgage Assoc.                    7.00%            2015          474       485,224
Securities 9.63%               Federal National Mortgage Assoc.                    7.00%      due on an         1,090     1,108,913
                                                                                         announced basis
                               Federal National Mortgage Assoc.                    7.50%        3/1/2016           75        77,396
                               Federal National Mortgage Assoc.                    7.50%      due on an           100       103,156
                                                                                         announced basis
                               Federal National Mortgage Assoc.                    8.00%            2002           15        15,524
                               Federal National Mortgage Assoc.                    8.50%    2002 to 2003           19        18,976
                               Federal National Mortgage Assoc.                    9.00%       11/1/2002            2         1,950
                                                                                                                         ===========
                               Total                                                                                      1,887,167
------------------------------------------------------------------------------------------------------------------------------------





                                See Notes to Financial Statements.                                                           5


                               SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               TOTAL RETURN FUND May 31, 2001



                                                                                                             Principal
                                                                                  Coupon        Maturity        Amount
                               Investments                                          Rate            Date         (000)        Value
====================================================================================================================================
Government National            Government National Mortgage Assoc.                 7.00%            2031       $  369   $   373,780
Mortgage Association           Government National Mortgage Assoc.                 7.00%      due on an           600       607,500
Pass-Through Securities 5.01%                                                            announced basis
                               Government National Mortgage Assoc.                 8.00%       9/15/2004            1           771
                               Government National Mortgage Assoc.                12.00%       8/15/2013          __(b)         382
                                                                                                                         ===========
                               Total                                                                                        982,433
------------------------------------------------------------------------------------------------------------------------------------
Non-Agency Commercial          Residential Funding Mortgage Securities I
                                        1993-S47 A8                                5.65%     12/25/2003            6         5,925
Mortgage Obligations 0.07%     Residential Funding Mortgage Securities I
                                        1994-S8 A2                                 6.00%       3/25/2009            7         7,069
                                                                                                                         ===========
                               Total                                                                                         12,994
------------------------------------------------------------------------------------------------------------------------------------
Non-Agency Commercial          Commercial Mortgage Asset Trust 1999-C2 A2         7.546%       1/17/2010           70        74,377
Mortgage-Backed
Securities 6.37%               Credit Suisse First Boston 1997-C2 A2               6.52%       7/17/2007           145      148,210
                               Credit Suisse First Boston 1998-C2 A2               6.30%      11/15/2008            50       49,857
                               DLJCommercial Mortgage Corp. 1998-CF1 A1B           6.41%       2/15/2008           270      271,739
                               First Union-Lehman Brothers BOA1998-C2 A1           6.28%       6/18/2007           149      150,856
                               Nationslink Funding Corp. 1999-1 A1                6.042%      11/20/2007           400      402,450
                               Prudential Securities 1998-C1 A1B                  6.506%       7/15/2008           150      151,103
                                                                                                                         ===========
                               Total                                                                                      1,248,592
------------------------------------------------------------------------------------------------------------------------------------
Non-Convertible Bonds 20.66%   Allied Waste North America, Inc. Series B          7.875%        1/1/2009          100        98,500
                               Burlington Northern Santa Fe Corp.                 7.125%      12/15/2010          143       145,408
                               Calpine Corp.                                      7.875%        4/1/2008           40        39,149
                               Caterpillar, Inc.                                   6.55%        5/1/2011           73        72,969
                               Century Communications Corp.                       8.375%      12/15/2007          100        94,750
                               Charter Communications Holdings LLC*               9.625%      11/15/2009          100       102,000
                               Citigroup, Inc.                                     7.25%       10/1/2010          310       322,619
                               Clear Channel Communications, Inc.                  7.65%       9/15/2010           96        99,208
                               Cox Communications, Inc.                            7.75%       11/1/2010          183       192,360
                               Crown Castle Intl. Corp.*                          9.375%        8/1/2011          100        98,000
                               CSC Holdings, Inc.                                 8.125%       8/15/2009          189       190,748
                               DTE Energy Co.                                      7.05%        6/1/2011          155       155,055
                               Dun & Bradstreet Corp.*                            6.625%       3/15/2006          145       143,014
                               Enterprise Products Operation                       7.50%        2/1/2011          105       105,060
                               Exelon Corp.                                        6.75%        5/1/2011          103       101,328
                               Ford Motor Credit                                  7.875%       6/15/2010           90        94,631
                               Fox/Liberty Networks LLC +                    0.00%/9.75%8/15/2002 & 2007           10         9,550
                               HCA - The Healthcare Co.                           7.875%        2/1/2011          100       100,448
                               Healthsouth Corp.*                                  8.50%        2/1/2008          100       100,916
                               Heritage Media Corp.                                8.75%       2/15/2006           35        36,050
                               Hilton Hotel Corp.                                  8.25%       2/15/2011          115       113,978
                               Household Finance Corp.                             8.00%       7/15/2010          106       113,652
                               HS Resources, Inc.                                 9.875%       12/1/2003           10        10,200
                               International Flavors & Fragrances, Inc.*           6.45%       5/15/2006           50        49,776
                               Iron Mountain, Inc.                               10.125%       10/1/2006           10        10,625
                               Kansas City Power &Light Co.                       7.125%      12/15/2005           18        18,415
                               Lehman Brothers Holdings, Inc.                     7.875%       8/15/2010          110       115,864
                               Lenfest Communications, Inc.                        8.25%       2/15/2008           18        18,512
                               McLeodUSA, Inc.                                   11.375%        1/1/2009          100        75,500
                               Nextel Communications, Inc.*                        9.50%        2/1/2011          100        81,000
                               Oshkosh Truck Corp.                                 8.75%        3/1/2008           10        10,075
                               PSEG Energy Holdings, Inc.*                        8.625%       2/15/2008           97        95,595
                               Shaw Communications, Inc.                           7.25%        4/6/2011           39        38,529
                               Sierra Pacific Power Co.*                           8.00%        6/1/2008          130       130,111
                               Sinclair Broadcasting Group, Inc.                  10.00%       9/30/2005           35        35,525
                               TELUS Corp.                                         8.00%        6/1/2011          100       101,979
                               Tritel PCS, Inc.*                                 10.375%       1/15/2011          100        96,250


6                               See Notes to Financial Statements.



                               SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               TOTAL RETURN FUND May 31, 2001



                                                                                                             Principal
                                                                                  Coupon        Maturity        Amount
                               Investments                                          Rate            Date         (000)        Value
====================================================================================================================================
                               Viacom, Inc.*                                      6.625%       5/15/2011       $  119    $  117,116
                               WPD Holdings UK                                     6.50%      12/15/2008          224       205,583
                               Waste Management, Inc.                              7.10%        8/1/2026          160       162,768
                               WorldCom, Inc.                                      8.25%       5/15/2010          140       145,584
                                                                                                                         ===========
                               Total                                                                                      4,048,400
------------------------------------------------------------------------------------------------------------------------------------
Non-Convertible                State of Qatar*                                     9.75%       6/15/2030           88        97,240
Foreign Bonds 0.75%            United Mexican States                              9.875%        2/1/2010           45        49,050
                                                                                                                         ===========
                               Total                                                                                        146,290
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency         Federal National Mortgage Assoc.                   6.625%       9/15/2009          991     1,031,254
Debentures 8.62%               Federal National Mortgage Assoc.                   6.625%      11/15/2030          649       656,606
                                                                                                                         ===========
                               Total                                                                                      1,687,860
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations 9.23%                                       U.S. Treasury Bond     Zero Coupon     8/15/2020        1,490
460,365
                               U.S. Treasury Bond                                  5.25%       2/15/2029          493       449,093
                               U.S. Treasury Note                                 3.875%       1/15/2009          427       479,267
                               U.S. Treasury Note                                 5.625%       5/15/2008          412       420,495
                                                                                                                         ===========
                               Total                                                                                      1,809,220
------------------------------------------------------------------------------------------------------------------------------------
                               Total Long-Term Investments (Cost $19,858,965)                                            19,880,626
====================================================================================================================================
Short-Term Investments 30.79%
====================================================================================================================================
Commercial Paper 5.92%         Citicorp, Inc. 4.18% due 6/1/2001                                               580,000      580,000
                               Prudential Funding LLC 4.18% due 6/1/2001                                       580,000      580,000
                                                                                                                         ===========
                               Total                                                                                      1,160,000
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement 24.87%    Morgan Stanley Dean Witter & Co. 4.15% due 6/1/2001                           4,872,000    4,872,000
------------------------------------------------------------------------------------------------------------------------------------
                               Total Short-Term Investments (Cost $6,032,000)                                             6,032,000
------------------------------------------------------------------------------------------------------------------------------------
                               Total Investments 132.26% (Cost $25,890,965)                                             $25,912,626
====================================================================================================================================

                                 *Restricted security under Rule 144A.
                                + Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined coupon rate.
                               (a) Security (or a portion of security) was pledged to cover collateral requirements for futures contracts. See Note 2.
                               (b) Amount represents less than $1,000 Principal.




                                See Notes to Financial Statements.                                                              7


 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
 May 31, 2001



                                                                                                        Core Fixed            Total
                                                                                                      Income Fund       Return Fund
 ASSETS:

    Investments in securities, at cost                                                                 $11,392,852      $25,890,965
-----------------------------------------------------------------------------------------------------------------------------------
    Investments in securities, at value                                                                $11,408,983      $21,040,626
    Repurchase agreements                                                                                   88,000        4,872,000
    Cash                                                                                                       775           49,953
    Receivables:
       Interest                                                                                             72,192          142,041
       Investment securities sold                                                                          540,464        7,114,284
       From advisor                                                                                         33,677            7,242
    Prepaid expenses                                                                                            75               61
-----------------------------------------------------------------------------------------------------------------------------------
    Total assets                                                                                        12,144,166       33,226,207
-----------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES:
    Payables:
       Investment securities purchased                                                                   2,779,993       13,570,907
       Trustees' fees                                                                                          298              336
       Dividends                                                                                            48,453           57,269
       Variation margin                                                                                        828               --
    Accrued expenses and other liabilities                                                                  20,799            6,144
-----------------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                                    2,850,371       13,634,656
===================================================================================================================================
 NET ASSETS                                                                                            $ 9,293,795      $19,591,551
===================================================================================================================================

 COMPOSITION OF NET ASSETS:
 Paid-in capital                                                                                         9,206,902       19,613,724
 Distributions in excess of net investment income                                                          (39,980)         (14,988)
 Accumulated net realized gain (loss) on investments and futures contracts                                  21,622          (28,846)
 Net unrealized appreciation on investments and futures contracts                                          105,251           21,661
-----------------------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                            $ 9,293,795      $19,591,551
===================================================================================================================================

 Net assets by class:
 Class A Shares                                                                                        $ 3,060,027      $   250,437
 Class B Shares                                                                                        $     1,219      $     1,221
 Class C Shares                                                                                        $     1,218      $     1,221
 Class P Shares                                                                                        $     1,219      $     1,220
 Class Y Shares                                                                                        $ 6,230,112      $19,337,452

 Outstanding shares by class:
 Class A Shares                                                                                           292,590           24,613
 Class B Shares                                                                                           116.463          119.857
 Class C Shares                                                                                           116.468          119.857
 Class P Shares                                                                                           116.465          119.866
 Class Y Shares                                                                                           596,110        1,901,274

 Net asset value, offering and redemption price per share (net assets divided by outstanding shares):

 Class A Shares - Net asset value                                                                         $10.46           $10.17
 Class A Shares - Maximum offering price (Net asset value plus sales charge of 4.75%)                     $10.98           $10.68
 Class B Shares - Net asset value                                                                         $10.47           $10.19
 Class C Shares - Net asset value                                                                         $10.46           $10.19
 Class P Shares - Net asset value                                                                         $10.47           $10.18
 Class Y Shares - Net asset value                                                                         $10.45           $10.17
===================================================================================================================================





8                               See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (UNAUDITED)
 For the Six Months Ended May 31, 2001



                                                                                                       Core Fixed             Total
                                                                                                       Income Fund      Return Fund

 Investment Income:
 Interest*                                                                                               $312,705          $145,190
 Foreign withholding tax                                                                                       (2)               (3)
-----------------------------------------------------------------------------------------------------------------------------------
 Total investment income                                                                                  312,703           145,187
-----------------------------------------------------------------------------------------------------------------------------------

 Expenses:
 Management fee                                                                                            23,471            11,438
 Reports to shareholders                                                                                   42,079             4,639
 Professional                                                                                               7,663             6,698
 Registration                                                                                               1,163               942
 Shareholder servicing                                                                                      1,105               889
 Custody                                                                                                      401             1,352
 Trustees' fees                                                                                               294               208
 Other                                                                                                      4,574             1,763
-----------------------------------------------------------------------------------------------------------------------------------
 Gross expenses                                                                                            80,750            27,929
    Management fee waived                                                                                 (23,471)          (11,438)
    Expense reductions                                                                                       (389)             (341)
    Expenses assumed by Lord, Abbett &Co.                                                                 (56,890)          (16,150)
-----------------------------------------------------------------------------------------------------------------------------------
 Net expenses                                                                                                  --                --
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                                                    312,703           145,187
-----------------------------------------------------------------------------------------------------------------------------------

 Realized and unrealized gain:
 Net realized gain on investments and futures contracts                                                   260,407            30,625
 Net change in unrealized appreciation/depreciation on investments and futures contracts                  (44,751)           (1,954)
===================================================================================================================================
 Net realized and unrealized gain                                                                         215,656            28,671
===================================================================================================================================
 Net Increase in Net Assets Resulting From Operations                                                    $528,359          $173,858
===================================================================================================================================
*Includes interest expense of $222 for Core Fixed Income Fund and $45 for Total Return Fund.



                   See Notes to Financial Statements.                         9

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
 Six Months Ended May 31, 2001


                                                                                                      Core Fixed             Total
INCREASE (DECREASE) IN NET ASSETS                                                                    Income Fund        Return Fund

 Operations:
 Net investment income                                                                                 $  312,703        $  145,187
 Net realized gain on investments and futures contracts                                                   260,407            30,625
 Net change in unrealized appreciation/depreciation on investments and futures contracts                  (44,751)           (1,954)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                                     528,359           173,858
====================================================================================================================================

 Distributions to shareholders from net investment income:

    Class A                                                                                              (278,111)          (14,779)
    Class B                                                                                                  (114)              (99)
    Class C                                                                                                  (115)              (99)
    Class P                                                                                                  (115)              (99)
    Class Y                                                                                              (628,318)         (285,895)
------------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                                     (906,773)         (300,971)
====================================================================================================================================

 Capital share transactions:
 Net proceeds from sales of shares                                                                        100,000        17,080,000
 Reinvestment of distributions                                                                            858,301           243,684
 Cost of shares reacquired                                                                               (659,832)               --
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from capital share transactions                                     298,469        17,323,684
====================================================================================================================================
 Net increase (decrease) in net assets                                                                    (79,945)       17,196,571
====================================================================================================================================

 NET ASSETS:

 Beginning of period                                                                                    9,373,740         2,394,980
------------------------------------------------------------------------------------------------------------------------------------
 End of period                                                                                         $9,293,795       $19,591,551
====================================================================================================================================
 Distributions in excess of net investment income                                                      $  (39,980)      $   (14,988)
====================================================================================================================================



10                      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
 Year Ended November 30, 2000



                                                                                                      Core Fixed             Total
INCREASE IN NET ASSETS                                                                               Income Fund        Return Fund
 Operations:
 Net investment income+                                                                              $   605,447        $  152,676
 Net realized loss on investments and futures contracts+                                                 (32,354)             (874)
 Net change in unrealized appreciation/depreciation on investments and  futures contracts+               287,420            62,060
------------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                                    860,513           213,862
====================================================================================================================================
 Distributions to shareholders from:
 Net investment income - Class Y Shares                                                                 (530,891)         (136,416)
====================================================================================================================================

 Capital share transactions:
 Net proceeds from sales of shares                                                                     2,877,276           159,712
 Reinvestment of distributions                                                                           530,891           136,416
 Cost of shares reacquired                                                                            (3,076,789)          (81,217)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from capital share transactions                                    331,378           214,911
====================================================================================================================================
 Net increase in net assets                                                                              661,000           292,357
====================================================================================================================================

 NET ASSETS:
 Beginning of year                                                                                     8,712,740         2,102,623
------------------------------------------------------------------------------------------------------------------------------------
 End of year                                                                                         $ 9,373,740        $2,394,980
====================================================================================================================================
 Undistributed net investment income                                                                 $   554,090        $  140,796
====================================================================================================================================

+Includes amortization of premium. See Note 2.



           See Notes to Financial Statements.                                11

FINANCIAL HIGHLIGHTS
Core Fixed Income Fund




                                                                 Class A Shares                        Class B Shares
                                                      ------------------------------------  ----------------------------------
                                                       Six Months Ended     8/31/2000(a)       Six Months Ended   8/31/2000(a)
                                                           5/31/2001             to              5/31/2001           to
                                                           (unaudited)      11/30/2000           (unaudited)     11/30/2000
Per Share Operating Performance
 Net asset value, beginning of period                      $   10.91        $   10.55       $   10.91        $   10.55
                                                        =================   ==============  ===============  =================
 Investment operations
    Net investment income (net of interest expense)              .35(b)(g)        .18(b)(f)       .36(g)           .18(b)(f)
    Net realized and unrealized gain on investments and
    futures contracts                                            .25              .18(f)          .25              .18(f)
                                                        ------------------  --------------  ---------------  -----------------
      Total from investment operations                           .60              .36             .61              .36
                                                        ------------------  --------------  ---------------  -----------------

 Distributions to shareholders from net investment income      (1.05)              --           (1.05)              --
                                                        ------------------  --------------  ---------------  -----------------
 Net asset value, end of period                            $   10.46        $   10.91       $   10.47        $   10.91
                                                        ------------------  --------------  ---------------  -----------------

 Total Return(c)                                                5.78%(d)         3.41%(d)        5.88%(d)         3.41%(d)

 Ratios to Average Net Assets
    Expenses, including waivers and expense reductions           .00%(d)(h)       .00%(d)         .00%(d)(h)       .00%(d)
    Expenses, excluding waivers and expense reductions           .85%(d)(h)       .16%(d)         .85%(d)(h)       .16%(d)
    Net investment income                                       3.32%(d)         1.67%(d)(f)     3.32%(d)         1.67%(d)(f)






                                                                  Class C Shares                         Class P Shares
                                                      ------------------------------------  ----------------------------------
                                                       Six Months Ended     8/31/2000(a)       Six Months Ended   8/31/2000(a)
                                                           5/31/2001             to              5/31/2001           to
                                                           (unaudited)      11/30/2000           (unaudited)     11/30/2000
Per Share Operating Performance
 Net asset value, beginning of period                      $   10.91        $   10.55       $   10.91        $   10.55
                                                        =================   ==============  ===============  =================
 Investment operations
    Net investment income (net of interest expense)              .35(b)(g)        .18(b)(f)       .36(b)(g)        .18(b)(g)
    Net realized and unrealized gain on investments and
    futures contracts                                            .25              .18(f)          .25              .18(f)
                                                        ------------------  --------------  ---------------  -----------------
      Total from investment operations                           .60              .36             .61              .36
                                                        ------------------  --------------  ---------------  -----------------

 Distributions to shareholders from net investment income      (1.05)              --           (1.05)              --
                                                        ------------------  --------------  ---------------  -----------------
 Net asset value, end of period                            $   10.46        $   10.91       $   10.47        $   10.91
                                                        =================   ==============  ===============  =================

 Total Return(c)                                                5.78%(d)         3.41%(d)        5.87%(d)         3.41%(d)

 Ratios to Average Net Assets
    Expenses, including waivers and expense reductions           .00%(d)(h)       .00%(d)         .00%(d)(h)       .00%(d)
    Expenses, excluding waivers and expense reductions           .85%(d)(h)       .16%(d)         .85%(d)(h)       .16%(d)
    Net investment income                                       3.32%(d)         1.67%(d)(f)     3.32%(d)         1.67%(d)(f)




12               See Notes to Financial Statements.



FINANCIAL HIGHLIGHTS (CONTINUED)
Core Fixed Income Fund
                                                          Six Months Ended       Year Ended 11/30       12/10/1997(e)
                                                             5/31/2001      -------------------------       to
                                                            (unaudited)       2000             1999     11/30/1998

 Per Share Operating Performance (Class Y Shares)
 Net asset value, beginning of period                       $   10.90        $   10.54       $   10.97  $   10.00
                                                            =============    =============  ==========  ============
 Investment operations

    Net investment income (net of interest expense)               .35(b)(g)        .71(b)(f)       .69        .62
    Net realized and unrealized gain (loss) on investments
    and futures contracts                                         .25              .29(f)         (.59)       .35
                                                            -------------    -------------  ----------  ------------
      Total from investment operations                            .60             1.00             .10        .97
                                                            -------------    -------------  ----------  ------------

 Distributions to shareholders from:
    Net investment income                                       (1.05)            (.64)           (.41)        --
    Net realized gain                                              --               --            (.12)        --
                                                            -------------    -------------  ----------  ------------
      Total distributions                                       (1.05)            (.64)           (.53)        --
                                                            -------------    -------------  ----------  ------------
 Net asset value, end of period                             $   10.45        $   10.90       $   10.54  $   10.97
                                                            =============    =============  ==========  ============

 Total Return(c)                                                 5.79%(d)        10.06%           1.08%      9.70%(d)

 Ratios to Average Net Assets

    Expenses, including waivers and expense reductions            .00%(d)(h)       .00%            .00%       .00%(d)
    Expenses, excluding waivers and expense reductions            .85%(d)(h)       .67%            .63%       .75%(d)
    Net investment income                                        3.32%(d)         6.88%(f)        6.62%      5.98%(d)




                                                          Six Months Ended       Year Ended 11/30       12/10/1997(e)
                                                             5/31/2001      -------------------------       to
                                                            (unaudited)       2000             1999     11/30/1998

 Supplemental Data for All Classes
-----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (000)                           $9,294          $9,374           $8,713       $4,694
    Portfolio turnover rate                                   292.58%         595.00%          412.77%      411.03%
===================================================================================================================================
 (a) Commencement of offering of class shares.
 (b) Calculated using average shares outstanding during the period.
 (c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (d) Not annualized.
 (e) Commencement of investment operations.
 (f) Includes impact of amortization of premium. See Note 2.
 The effect of the change on the per share data and ratio of net investment income to average net assets is as follows:

                                                  Class A          Class B           Class C          Class P          Class Y
                                              --------------------------------------------------------------------------------------
   Net investment income per share                    -                -                 -                -            $(.01)
   Net realized and unrealized gain on
    investments per share                             -                -                 -                -              .01
   Net investment income to average net assets     (.04)%           (.04)%            (.04)%           (.04)%           (.08)%

 (g) Interest expense is less than $0.01.
 (h) Ratio includes interest expense.




                        See Notes to Financial Statements.                                                      13






FINANCIAL HIGHLIGHTS
TOTAL RETURN FUND




                                                          Class A Shares                          Class B Shares
                                                      ------------------------------------  ----------------------------------
                                                         Six Months Ended    8/31/2000(a)   Six Months Ended  8/31/2000(a)
                                                             5/31/2001          to            5/31/2001           to
 Per Share Operating Performance                             (unaudited)     11/30/2000       (unaudited)     11/30/2000

Net asset value, beginning of period                       $   10.43        $   10.12       $   10.44        $   10.12
                                                            =============    =============  ==========       ============
Investment operations
Net investment income (net of interest expense)                  .34(b)(g)        .17(b)(f)       .36(b)(g)        .17(b)(f)
Net realized and unrealized gain on investments and
futures contracts                                                .28              .14(f)          .27              .15(f)
                                                            -------------    -------------  ----------        ------------
Total from investment operations                                 .62              .31             .63              .32
                                                            -------------    -------------  ----------        ------------

Distributions to shareholders from net investment income        (.88)              --            (.88)              --
                                                            -------------    -------------  ----------        ------------
Net asset value, end of period                             $   10.17        $   10.43       $   10.19        $   10.44
                                                            =============    =============  ==========       ============

Total Return(c)                                                 6.21%(d)         3.06%(d)        6.31%(d)         3.16%(d)

Ratios to Average Net Assets
Expenses, including waivers and expense reductions               .00%(d)(h)       .00%(d)         .00%(d)(h)       .00%(d)
Expenses, excluding waivers and expense reductions               .61%(d)(h)       .42%(d)         .61%(d)(h)       .42%(d)
Net investment income                                           3.16%(d)         1.68%(d)(f)     3.16%(d)         1.68%(d)(f)






                                                          Class C Shares                               Class P Shares
                                                      ------------------------------------  ----------------------------------
                                                          Six Months Ended    8/31/2000(a)  Six Months Ended  8/31/2000(a)
                                                            5/31/2001            to          5/31/2001            to
 Per Share Operating Performance                             (unaudited)     11/30/2000     (unaudited)      11/30/2000


Net asset value, beginning of period                       $   10.44        $   10.12       $   10.43       $   10.12
                                                            =============    =============  ==========       ============
Investment operations
Net investment income (net of interest expense)                  .35(b)(g)        .17(b)(f)       .34(b)(g)       .17(b)(f)
Net realized and unrealized gain on investments and
futures contracts                                                .28              .15(f)          .29             .14(f)
                                                            -------------    -------------  ----------        ------------
Total from investment operations                                 .63              .32             .63             .31
                                                            -------------    -------------  ----------        ------------

Distributions to shareholders from net investment income        (.88)              --            (.88)             --
                                                            -------------    -------------  ----------        ------------
Net asset value, end of period                             $   10.19        $   10.44       $   10.18       $   10.43
                                                            =============    =============  ==========       ============

Total Return(c)                                                 6.32%(d)         3.16%(d)        6.32%(d)        3.06%(d)

Ratios to Average Net Assets
Expenses, including waivers and expense reductions               .00%(d)(h)       .00%(d)          .00%(d)(h)     .00%(d)
Expenses, excluding waivers and expense reductions               .61%(d)(h)       .42%(d)          .61%(d)(h)     .42%(d)
Net investment income                                           3.16%(d)         1.68%(d)(f)     3.16%(d)        1.68%(d)(f)





14                      See Notes to Financial Statements.



FINANCIAL HIGHLIGHTS (CONTINUED)
TOTAL RETURN FUND




                                                           Six Months Ended                 12/14/1998(e)
                                                             5/31/2001        Year Ended        to
                                                            (unaudited)       11/30/2000     11/30/1999

Per Share Operating Performance (Class Y Shares)
Net asset value, beginning of period                       $   10.43        $   10.13       $   10.00
                                                            =============    =============  ==========
Investment operations
Net investment income (net of interest expense)                  .32(b)(g)        .69(b)(f)       .62
Net realized and unrealized gain (loss) on investments
and futures contracts                                            .30              .27(f)         (.49)
                                                            -------------    -------------  ----------
Total from investment operations                                 .62              .96             .13
                                                            -------------    -------------  ----------

Distributions to shareholders from net investment income        (.88)            (.66)        --
                                                            -------------    -------------  ----------
Net asset value, end of period                             $   10.17        $   10.43       $   10.13
                                                            =============    =============  ==========

Total Return(c)                                                 6.22%(d)        10.14%           1.30%(d)

Ratios to Average Net Assets
Expenses, including waivers and expense reductions               .00%(d)(h)       .00%            .00%(d)
Expenses, excluding waivers and expense reductions               .61%(d)(h)      1.20%            .89%(d)
Net investment income                                           3.16%(d)         6.96%(f)        6.23%(d)






                                                             Six Months Ended                   12/14/1998(e)
                                                               5/31/2001          Year Ended       to
 Supplemental Data for All Classes                               (unaudited)    11/30/2000      11/30/1999
---------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                                 $19,592        $2,395        $2,103
   Portfolio turnover rate                                         337.86%        562.50%       415.82%
---------------------------------------------------------------------------------------------------------------------------------

 (a) Commencement of offering of class shares.
 (b) Calculated using average shares outstanding during the period.
 (c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (d) Not annualized.
 (e) Commencement of investment operations.
 (f) Includes impact of amortization of premium. See Note 2.
     The effect of the change on the per share data and ratio of net investment income to average net assets is as follows:

                                                       Class A        Class B        Class C       Class P        Class Y
                                                    ----------------------------------------------------------------------------
   Net investment income per share                      $(.01)         $(.01)         $(.01)        $(.01)         $(.01)
   Net realized and unrealized gain on
   investments per share                                  .01            .01            .01           .01            .01
   Net investment income to average net assets           (.07)%         (.06)%         (.06)%        (.06)%         (.12)%

 (g) Interest expense is less than $0.01.
 (h) Ratio includes interest expense.


             See Notes to Financial Statements.                               15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1.  ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is an open-end management investment company, organized as a Delaware business trust on August 16, 1993. The Trust currently consists of six portfolios ("Funds"). This report covers the following two Funds: Lord Abbett Core Fixed Income Fund ("Core Fixed Income Fund")and Lord Abbett Total Return Fund ("Total Return Fund" (formerly Lord Abbett Strategic Core Fixed Income Series)). Each Fund is diversified as defined under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.


2.  SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchange, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Trust's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Security Transactions and Investment Income-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and amortization/ accretion are recorded using the effective interest method. Net investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) Federal Taxes-It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(d) Expenses-Expenses incurred by the Trust that do not specifically relate to an individual Fund are allocated to the Fund on a pro rata basis.

(e) Change in Accounting Principle-Effective December 1, 1999, the Trust has elected to adopt the provisions of the AICPAAudit and Accounting Guide,Audits of Investment Companies, related to amortization of premiums and discounts on debt securities.For the fiscal year ended November 30, 2000, Core FixedIncome Fund and Total ReturnFund amortized premiums and discounts on debt securities using the effective interest method.The effect of this accounting change had no impact on the net assets of each Fund, but resulted in a decrease to net investment income and a corresponding increase to net realized and unrealized gains and losses.Prior to this fiscal year, each Fund did not amortize premiums on debt securities.Based on securities held as of December 1, 1999, the cumulative effect of this accounting change had no impact on the net assets of eachFund, but resulted in a decrease to undistributed net investment income and a corresponding increase to net unrealized gains and losses. The amounts recorded as a result of the change in accounting principle are as follows:


                           Year Ended 11/30/2000   Cumulative through 12/1/1999
--------------------------------------------------------------------------------
    Core Fixed Income Fund                $7,401                    $34,907
    Total Return Fund                      2,789                      5,956

    The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in accounting principle.

(f) Futures Contracts-Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

(g) Reverse Repurchase Agreements-The Core Fixed Income Fund and Total Return Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a U.S. government security to a securities dealer or bank for cash and agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because the Fund receives cash equal to 100% of the price of the security sold.

     The average balance of reverse repurchase agreements outstanding and the weighted-average interest rate during the six months ended May 31, 2001, were as follows:


                                     Average Balance              Interest Rate
--------------------------------------------------------------------------------
    Core Fixed Income Fund                  $163,493                     5.44%
    Total Return Fund                         33,306                     5.41%



The maximum average monthly balance of reverse repurchase agreements outstanding during the six months was $231,641 for the month ended January 31, 2001, which was 1.45% of total assets of Core Fixed Income Fund and $86,164 for the month ended April 30, 2001, which was 2.26% of total assets of Total Return Fund.


3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES


Management Fees
The Trust has a management agreement with Lord, Abbett &Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. For the six months ended May 31, 2001, Lord Abbett voluntarily waived its fees for Core Fixed Income Fund and Total ReturnFund.

                                             Management Fee            Waiver
--------------------------------------------------------------------------------
Core Fixed Income Fund                             .50%                .50%
Total ReturnFund                                   .50%                .50%


A portion of the outstanding capital shares of Core Fixed Income Fund and Total Return Fund are held by Lord Abbett and partners and employees of Lord Abbett. Certain of the Trust's officers and Directors have an interest in Lord Abbett.


4.  DISTRIBUTIONS

Distributions from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, if any, are distributed to Shareholders annually. The capital loss carryforward amount is available to offset future net capital gains.

At fiscal year ended November 30, 2000, the capital loss carryforwards, along with the related expiration dates are as follows:

                             2007           2008         Total
-------------------------------------------------------------------------------
Core Fixed Income Fund   $201,653        $44,688      $246,341
Total ReturnFund           57,552          2,281        59,833

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows for the six months ended May 31, 2001:

                           Purchases            Sales
--------------------------------------------------------------------------------
Core Fixed Income Fund   $31,920,477)     $32,297,134
Total Return Fund         34,098,351       17,157,816

As of May 31, 2001, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation of investments based on cost for federal income tax purposes are as follows:

                                               Gross              Gross             Net
                                          Unrealized        Unrealized       Unrealized
                            Tax Cost     Appreciation      Depreciation     Appreciation
-----------------------------------------------------------------------------------------
Core Fixed Income Fund   $11,430,382          $90,555          $(23,954)         $66,601
Total ReturnFund          25,898,608           49,911           (35,893)          14,018

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as amortization of premiums. A summary of futures contracts at May 31, 2001, is as follows:

                                                                                                    Unrealized
Fund                     Type of Futures    Expiration    Contracts      Position  Market Value   Appreciation
----------------------------------------------------------------------------------------------------------------
Core Fixed Income Fund   U.S. 10-Year Note   June 2001        100          Short      $103,688         $1,120
----------------------------------------------------------------------------------------------------------------



6.  TRUSTEES' REMUNERATION

The Trustees associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees are allocated among all funds in the Lord Abbett group based on the net assets of each fund. The outside Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Trust and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Trustees' expense on a Statements of Operations and are not deductible for federal income tax purposes until such amounts are paid.


7.  EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Trust's custody expense.

8.  SUMMARY OF CAPITAL TRANSACTIONS


                                                                              Six Months Ended                  Period Ended
                                                                              ----------------                  ------------
Core Fixed Income Fund                                                    May 31, 2001 (unaudited)         November 30, 2000*
--------------------------------------------------------------------------------------------------   -----------------------------
Class A Shares                                                            Shares         Amount          Shares        Amount
--------------------------------------------------------------------------------------------------   -----------------------------
Shares sold                                                                9,523     $  100,000         257,946   $ 2,723,904
Reinvestment of distributions                                             25,122        262,160               -             -
Shares reacquired                                                              -              -              (1)           (9)
--------------------------------------------------------------------------------------------------   -----------------------------
Increase                                                                  34,645     $  362,160)        257,945   $ 2,723,895
--------------------------------------------------------------------------------------------------   -----------------------------


Class B Shares
--------------------------------------------------------------------------------------------------   -----------------------------
Shares sold                                                                    -        $     -             106.447$    1,125
Reinvestment of distributions                                                 10.016        105               -             -
--------------------------------------------------------------------------------------------------   -----------------------------
Increase                                                                      10.016    $   105)            106.447$    1,125
--------------------------------------------------------------------------------------------------   -----------------------------


Class C Shares
--------------------------------------------------------------------------------------------------   -----------------------------
Shares sold                                                                    -        $     -             106.447$    1,125
Reinvestment of distributions                                                 10.021        105               -             -
--------------------------------------------------------------------------------------------------   -----------------------------
Increase                                                                      10.021    $   105)            106.447$     1,125
--------------------------------------------------------------------------------------------------   -----------------------------


Class P Shares
--------------------------------------------------------------------------------------------------   -----------------------------
Shares sold                                                                    -        $     -             106.447$    1,125
Reinvestment of distributions                                                 10.018        105               -             -
--------------------------------------------------------------------------------------------------   -----------------------------
Increase                                                                  10,018        $   105)            106.447$     1,125
--------------------------------------------------------------------------------------------------   -----------------------------

                                                                                                                        Year Ended
                                                                                                                        ----------
Class Y Shares                                                                                                   November 30, 2000
--------------------------------------------------------------------------------------------------   -----------------------------
Shares sold                                                                    -        $     -          14,895   $   149,997
Reinvestment of distributions                                             57,144        595,826          53,897       530,891
Shares reacquired                                                        (62,345)      (659,832)       (293,771)   (3,076,780)
--------------------------------------------------------------------------------------------------   -----------------------------
Decrease                                                                  (5,201)   $   (64,006))      (224,979)  $(2,395,892)
--------------------------------------------------------------------------------------------------   -----------------------------

                                                                                   Six Months Ended           Period Ended
                                                                                   ----------------           ------------
TotalReturn Fund                                                            May 31, 2001 (unaudited)     November 30, 2000*
--------------------------------------------------------------------------------------------------   -----------------------------
Class A Shares                                                            Shares         Amount          Shares        Amount
--------------------------------------------------------------------------------------------------   -----------------------------
Shares sold                                                                7,860     $   80,000          15,412   $   156,337
Reinvestment of distributions                                              1,341         13,434               -             -
--------------------------------------------------------------------------------------------------   -----------------------------
Increase                                                                   9,201     $   93,434)         15,412   $   156,337
--------------------------------------------------------------------------------------------------   -----------------------------

Class B Shares
--------------------------------------------------------------------------------------------------   -----------------------------
Shares sold                                                                    -        $     -         110.972      $  1,125
Reinvestment of distributions                                              8.885             89           -                 -
--------------------------------------------------------------------------------------------------   -----------------------------
Increase                                                                   8.885        $    89)        110.972      $  1,125
--------------------------------------------------------------------------------------------------   -----------------------------

Class C Shares
--------------------------------------------------------------------------------------------------   -----------------------------
Shares sold                                                                -            $     -         110.972      $  1,125
Reinvestment of distributions                                              8.885             89           -                 -
--------------------------------------------------------------------------------------------------   -----------------------------
Increase                                                                   8.885        $    89)        110.972      $  1,125
--------------------------------------------------------------------------------------------------   -----------------------------

Class P Shares
--------------------------------------------------------------------------------------------------   -----------------------------
Shares sold                                                                -            $     -         110.972      $  1,125
Reinvestment of distributions                                              8.894             89           -                 -
--------------------------------------------------------------------------------------------------   -----------------------------
Increase                                                                   8.894        $    89)        110.972      $  1,125
--------------------------------------------------------------------------------------------------   -----------------------------

                                                                                                                        Year Ended
                                                                                                                        ----------
Class Y Shares                                                                                                   November 30, 2000
--------------------------------------------------------------------------------------------------   -----------------------------
Shares sold                                                            1,664,437    $17,000,000               -           $ -
Reinvestment of distributions                                             22,881        229,983          14,466       136,416
Shares reacquired                                                              -              -          (8,018)      (81,217)
--------------------------------------------------------------------------------------------------   -----------------------------
Increase                                                               1,687,318    $17,229,983)          6,448      $ 55,199
--------------------------------------------------------------------------------------------------   -----------------------------
*For the period August 31, 2000 to November 30, 2000.